MAJOR CUSTOMER (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Credit Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	48.00%	49.00%